Long Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt obligations
$1.0 billion multi-year revolving credit facility, variable-rate, due December 2016	$ 371,000	$ 120,000